Financial Instruments and Risk Management - Summary of Financial Instruments and Fair Value (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 16,279	R$ 16,866
Financial assets at fair value	16,279	16,866
Financial liabilities	(18,120)	(19,556)
Financial liabilities at fair value	(18,120)	(19,556)
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(17,701)	(18,696)
Financial liabilities at fair value	(17,701)	(18,696)
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(419)	(860)
Financial liabilities at fair value	(419)	(860)
Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,771	12,074
Financial assets at fair value	12,771	12,074
Financial assets at amortised cost, class [member] | Customers - Accounts receivable from the State of Minas Gerais [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	245	105
Financial assets at fair value	245	105
Financial assets at amortised cost, class [member] | Other accounts receivable from the State of Minas Gerais (CIP) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2	1
Financial assets at fair value	2	1
Financial assets at amortised cost, class [member] | Reimbursements receivable - Transmission [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,296	1,928
Financial assets at fair value	1,296	1,928
Financial assets at amortised cost, class [member] | Reimbursement - Cessation of contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	10
Financial assets at fair value	10
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,479	1,960
Financial assets at fair value	1,479	1,960
Financial assets at fair value through profit or loss [member] | Cash and cash equivalents investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	783	917
Financial assets at fair value	783	917
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,508	4,792
Financial assets at fair value	3,508	4,792
Derivative financial instruments [member] | Transmission concessions remunerated by tariff [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		547
Financial assets at fair value		547
Level 2 [member] | Financial liabilities at amortized cost [member] | Loans, financing and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(14,772)	(14,398)
Financial liabilities at fair value	(14,772)	(14,398)
Level 2 [member] | Financial liabilities at amortized cost [member] | Debt with pension fund [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(652)	(720)
Financial liabilities at fair value	(652)	(720)
Level 2 [member] | Financial liabilities at amortized cost [member] | Deficit of pension fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(378)	(283)
Financial liabilities at fair value	(378)	(283)
Level 2 [member] | Financial liabilities at amortized cost [member] | Minas Gerais State tax amnesty plan [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(283)
Financial liabilities at fair value		(283)
Level 2 [member] | Financial liabilities at amortized cost [member] | Suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,801)	(2,343)
Financial liabilities at fair value	(1,801)	(2,343)
Level 2 [member] | Financial liabilities at amortized cost [member] | Advances from clients [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(79)	(233)
Financial liabilities at fair value	(79)	(233)
Level 2 [member] | Fair value through profit or loss [member] | Derivative financial instrument liabilities, RME put options [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(507)
Financial liabilities at fair value		(507)
Level 2 [member] | Financial assets at amortised cost, class [member] | Marketable securities cash investments one [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	117	45
Financial assets at fair value	117	45
Level 2 [member] | Financial assets at amortised cost, class [member] | Customers and Traders; Concession holders (transmission service) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,928	4,035
Financial assets at fair value	3,928	4,035
Level 2 [member] | Financial assets at amortised cost, class [member] | Restricted cash [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	91	106
Financial assets at fair value	91	106
Level 2 [member] | Financial assets at amortised cost, class [member] | Advances to suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	94	123
Financial assets at fair value	94	123
Level 2 [member] | Financial assets at amortised cost, class [member] | Accounts receivable from the State of Minas Gerais [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	246	235
Financial assets at fair value	246	235
Level 2 [member] | Financial assets at amortised cost, class [member] | Reimbursement of tariff subsidy payments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	91	77
Financial assets at fair value	91	77
Level 2 [member] | Financial assets at amortised cost, class [member] | Low-income subsidy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	30	27
Financial assets at fair value	30	27
Level 2 [member] | Financial assets at amortised cost, class [member] | Escrow deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,502	2,336
Financial assets at fair value	2,502	2,336
Level 2 [member] | Financial assets at amortised cost, class [member] | Accounts receivable - Renova [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	532	350
Financial assets at fair value	532	350
Level 2 [member] | Financial assets at amortised cost, class [member] | Reimbursement for decontracted supply [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	97
Financial assets at fair value	97
Level 2 [member] | Financial assets at fair value through profit or loss [member] | Bank certificates of deposit [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3
Financial assets at fair value		3
Level 2 [member] | Financial assets at fair value through profit or loss [member] | Bank financial notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	435	289
Financial assets at fair value	435	289
Level 2 [member] | Financial assets at fair value through profit or loss [member] | Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	7	11
Financial assets at fair value	7	11
Level 3 [member] | Financial liabilities at amortized cost [member] | Concession financial liabilities - CVA (Parcel 'A' Costs Variation) Account, and Other financial components [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(415)
Financial liabilities at fair value		(415)
Level 3 [member] | Financial liabilities at amortized cost [member] | Concessions payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(19)	(21)
Financial liabilities at fair value	(19)	(21)
Level 3 [member] | Fair value through profit or loss [member] | Derivative financial instrument liabilities, Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(41)
Financial liabilities at fair value		(41)
Level 3 [member] | Fair value through profit or loss [member] | Derivative financial instrument liabilities, SAAG put options [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(419)	(312)
Financial liabilities at fair value	(419)	(312)
Level 3 [member] | Financial assets at amortised cost, class [member] | Concession financial assets CVA Account and Other financial components [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,081	369
Financial assets at fair value	1,081	369
Level 3 [member] | Financial assets at amortised cost, class [member] | Concession grant fee - Generation concessions [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,409	2,337
Financial assets at fair value	2,409	2,337
Level 3 [member] | Derivative financial instruments [member] | Derivative financial instrument assets, Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	813	9
Financial assets at fair value	813	9
Level 3 [member] | Derivative financial instruments [member] | Derivative financial instrument assets, Ativas and Sonda Put options [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4	4
Financial assets at fair value	4	4
Level 3 [member] | Derivative financial instruments [member] | Concession of distribution infrastructure [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	396	371
Financial assets at fair value	396	371
Level 3 [member] | Derivative financial instruments [member] | Reimbursements receivable from generation [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	816	1,901
Financial assets at fair value	816	1,901
Level 1 [member] | Financial assets at fair value through profit or loss [member] | Treasury financial notes (LFTs) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	254	740
Financial assets at fair value	R$ 254	R$ 740